Administrative expenses	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Administrative expenses
25.	Administrative expenses

(a)	This caption is comprised of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	909,212	704,255	743,362
Taxes and contributions	44,452	37,581	37,928
Rental expenses (c) and Note 8(e)	11,841	6,781	5,072

Total	965,505	748,617	786,362

(b)
Services received from third parties correspond mainly to computer equipment maintenance services, credit cards associated expenses, securities transportation services, advertising, customer loyalty programs, marketing on digital media, among others.

(c)	During the years 2021, 2020 and 2019 corresponds to disbursements made by the Group for short term and low value assets, see Note 3.4(k).